Subsequent Events (Additional Information (Details)	Apr. 17, 2025 shares	Feb. 28, 2025 Days	Feb. 22, 2025 USD ($)	Jan. 02, 2025 USD ($) shares	Feb. 29, 2024 $ / shares shares	Mar. 31, 2025 shares	Jan. 21, 2025 shares	Dec. 31, 2024 shares	Jun. 18, 2024 shares	Jun. 11, 2024 shares	Dec. 31, 2023 shares	Oct. 11, 2023 $ / shares	Sep. 25, 2023 shares	Sep. 21, 2023 shares
Subsequent Event [Line Items]
Amortization payment | $				$ 1,100,000
Class of Warrant or Right, Outstanding								5,467,692			6,854,309
Common Warrants Purchase								7,142
Combined Price Paid Of Warrant | $ / shares					$ 54.74
Common stock, shares issued						6,951,622		6,951,622	3,250,000	3,250,000			13,562	8,500,000
Maximum [Member]
Subsequent Event [Line Items]
Debt conversion price | $ / shares												$ 70
Minimum [Member]
Subsequent Event [Line Items]
Debt conversion price | $ / shares												$ 17.5
Scilex Pharma [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted				142,855
Rodman & Renshaw LLC
Subsequent Event [Line Items]
Common stock sold					168,068
Common Warrants Purchase					168,068
Public Offering Price | $ / shares					$ 59.5
ZTlido Rest of World License Agreement [Member]
Subsequent Event [Line Items]
Percentage of Lidocaine Topical System			1.80%
Aggregate Payment Of Company | $			$ 200,000
ZTlido Rest of World License Agreement [Member] | Scilex Pharma [Member]
Subsequent Event [Line Items]
Percentage of net revenue			50.00%
ZTlido Rest of World License Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Percentage of Lidocaine Topical System			1.80%
Aggregate Payment Of Company | $			$ 200,000
ZTlido Rest of World License Agreement [Member] | Forecast [Member] | Scilex Pharma [Member]
Subsequent Event [Line Items]
Percentage of net revenue			50.00%
Gloperba-Elyxyb Royalty Purchase Agreement [Member]
Subsequent Event [Line Items]
Percentage of aggregate net sales		4.00%
No of calendar days | Days		60
Gloperba-Elyxyb Royalty Purchase Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Percentage of aggregate net sales		4.00%
No of calendar days | Days		60
Deferral and Consent Under Tranche B Senior Secured Convertible Note [Member]
Subsequent Event [Line Items]
Initial principal amount | $				$ 6,250,000
Redemption Premium				100.00%
Common Stock [Member]
Subsequent Event [Line Items]
Shares delivered						92,857
Subsequent Event [Member]
Subsequent Event [Line Items]
Amortization payment | $				$ 1,100,000
Ownership Interest Rate	60.00%
Subsequent Event [Member] | Three i LP [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted				14,285
Subsequent Event [Member] | Scilex Pharma [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted				142,855
Subsequent Event [Member] | Oramed [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted				71,428
Subsequent Event [Member] | BPY Limited [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted				20,571
Subsequent Event [Member] | Nomis Bay Ltd [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted				36,571
Subsequent Event [Member] | Scilex Bio JV
Subsequent Event [Line Items]
Ownership Interest Rate	40.00%
Common stock, shares issued	5,000,000
Subsequent Event [Member] | Deferral and Consent Under Tranche B Senior Secured Convertible Note [Member]
Subsequent Event [Line Items]
Initial principal amount | $				$ 6,250,000
Redemption Premium				100.00%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares delivered							92,857